TRADE RECEIVABLES AND OTHER (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	39	34
Other tax receivables	0	0
Contract assets	18	23
Prepaid expenses	1	1
Other	11	10
Total other receivables	69	68
Total trade receivables and other	69	68
Current
Trade receivables	586	341
Income tax receivables	5	15
Other tax receivables	45	33
Contract assets	2	2
Prepaid expenses	21	6
Other	10	9
Total other receivables	83	65
Total trade receivables and other	669	406
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	590	345
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (4)	€ (4)